DERIVATIVE LIABILITY (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Opening balance	$ 905,576	$ 1,833,672	$ 3,277,621
Derivative financial liability arising from convertible note	1,131,094	1,053,842	2,685,844
Fair value adjustment to derivative liability	101,945	(1,981,938)	(4,129,793)
Closing balance	$ 2,138,615	$ 905,576	$ 1,833,672